SHARE CAPITAL (Schedule of Information About Stock Options Outstanding) (Details)	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,862,418	2,423,760	6,480,916
Weighted average exercise price	$ 6.28	$ 4.94
Weighted average exercise price	5.45	$ 3.00	$ 2.86
Bottom of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price	2.33
Top of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price	2.93
2.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.60
Number of options outstanding | shares	430,000
Weighted average remaining contractual life (Years)	7 months 17 days
Weighted average exercise price	$ 2.60
Number of options exercisable | shares	430,000
Weighted average exercise price	$ 2.60
3.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.40
Number of options outstanding | shares	363,750
Weighted average remaining contractual life (Years)	4 months 24 days
Weighted average exercise price	$ 3.40
Number of options exercisable | shares	363,750
Weighted average exercise price	$ 3.40
5.46 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 5.46
Number of options outstanding | shares	578,668
Weighted average remaining contractual life (Years)	4 years 1 month 24 days
Weighted average exercise price	$ 5.46
Number of options exercisable | shares	89,505
Weighted average exercise price	$ 5.46
9.45 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 9.45
Number of options outstanding | shares	490,000
Weighted average remaining contractual life (Years)	4 years 7 months 13 days
Weighted average exercise price	$ 9.45
Number of options exercisable | shares
Weighted average exercise price
2.60 - 9.45 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,862,418
Weighted average remaining contractual life (Years)	2 years 8 months 23 days
Weighted average exercise price	$ 5.45
Number of options exercisable | shares	883,255
Weighted average exercise price	$ 3.22
2.60 - 9.45 [Member] | Bottom of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	2.60
2.60 - 9.45 [Member] | Top of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 9.45